Cover	Mar. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-207488
Entity Registrant Name	MAKAMER HOLDINGS, INC.
Entity Central Index Key	0001632081
Entity Tax Identification Number	45-5705488
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	500 W. 5th Street,
Entity Address, Address Line Two	Suite 800
Entity Address, Address Line Three	PMB #57
Entity Address, City or Town	Winston Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27101
City Area Code	853
Local Phone Number	6666 8542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Hometown International, Inc.